Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
Net loss	$ (144,732)	$ (107,766)	$ (1,529,563)	$ (415,963)
Working capital deficit	$ 1,822,108		$ 1,621,069